Income Taxes - Schedule of Reconciliation Between the Group’s Reported Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Group’s Reported Income Tax Expense (Benefit) [Abstract]
Loss before income tax expense	$ (2,233,826)	$ (2,778,929)	$ (2,918,682)
Income tax benefit computed at the statutory income tax rate	(446,765)	(555,786)	(583,736)
Reconciling items:
Impact of different tax rates in other jurisdictions	(9,819)	(32,376)	(243,314)
Impact of tax rate change		(63,616)
Tax effect of other non-deductible items	267,177	392,205	24,987
Net operating loss carried forward	(313,800)
Tax effect of additional deductions	(583,379)
Tax-exempt loss (income) from long-term investments	149,776	(17,496)	93,253
Adjustment of current taxes in respect of prior year	(1,722)	(8,712)	(436,407)
Adjustment of deferred taxes in respect of prior year	7,430	(50,518)	52,646
Change in deferred tax asset valuation allowance	199,308	792,545	340,167
Others	1,887		1,333
Income tax (benefit) expense	$ (729,907)	$ 456,246	$ (751,071)
Effective tax rates	32.70%	(16.40%)	25.70%